Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 15. RELATED PARTY TRANSACTIONS

Loans from related parties

The Company has an unsecured promissory note in an aggregate principal amount of $112.8 million (the “Promissory Note”) to John H. Ruiz and Frank C. Quesada, the Company’s Chief Executive Officer and director and Chief Legal Officer and director, respectively (collectively, the “MSP Principals”), in exchange for the MSP Principals agreeing to provide cash to pay transaction costs related to the Merger, pay down affiliate payable balances, and provide operating cash to the Company. In addition to the amounts in the Promissory Note, at the merger date with LCAP, the MSP Principals contributed $13.0 million through funds that had been loaned to VRM MSP to cover related service fees. The Promissory Note as well as the amount contributed at the merger date bear interest at an annual rate of 4%, payable in kind, and will mature on June 16, 2026, the four-year anniversary of the issuance. The Promissory Note is payable by the Company at any time, without prepayment penalties, fees, or other expenses. During the three and six months ended June 30, 2024 and 2023, the Company recorded $1.3 million and $2.5 million, respectively, of interest expense related to the Promissory Note.

A portion of the proceeds under the Promissory Note in an amount equal to $36.5 million was advanced to the Law Firm, an affiliate of certain Members, for certain operating expenses pursuant to a legal services agreement. This amount is reflected in prepaid expenses and other current assets within the condensed consolidated balance sheets and had a balance of $1.7 million and $7.7 million as of June 30, 2024 and December 31, 2023, respectively. The advances of Law Firm expenses are reflected in Professional fees – legal within the condensed consolidated statement of operations. The advances are expensed as incurred, as the Company does not have recourse to any amounts incurred should Law Firm fail to secure recoveries, although it does have recourse to any amounts advanced that have not been incurred as an expense.

Under the legal services agreement, Company shall advance certain of Law Firm’s monthly expenses, including payroll and overhead; however, should Law Firm earn fees under the legal service agreements (the “Existing LSAs”) noted below, net of pre-existing obligations including payments to co-counsel sufficient to cover its monthly expenses, Company is entitled to reimbursement of the advance of said monthly expenses. Further, to the extent that Law Firm earns a surplus of fees in excess of its monthly expenses, said surplus shall be used to reimburse past amounts of Law Firm’s monthly expenses that Company advanced. For the three and six months ended June 30, 2024, approximately $3.0 million and $6.0 million, respectively, of the $36.5 million advanced by the Company to the Law Firm has been incurred for expenses pursuant to the legal services agreement.

Founders’ Pledge - Claims Proceeds Investment Agreement

As disclosed in Note 10, the Founders pledge 50 million shares to secure payment of the original principal amount of the CPIA. Refer to Note 10, Claims Financing Obligations and Notes Payable.

Legal Services – Law Firm

Certain Company entities have previously entered into the Existing LSAs with the Law Firm, an affiliate of certain Members, for the recovery of Claims. Pursuant to the terms of the Existing LSAs, the Law Firm provides the Company with investigation, case management, research and legal services in the pursuit of recovery of Claims in exchange for a portion of the recovered proceeds relating to such Claims. The Existing LSAs also provide that the Law Firm serves as lead counsel or co-lead counsel for any litigation relating to such Claims. As of June 30, 2024 and December 31, 2023, there was no amount due, as amounts paid through the prepaid noted above had covered amounts of existing LSAs due to the Law Firm for Claim recoveries. For the three and six months ended June 30, 2024 and 2023, $3.0 million and $6.0 million, and $4.7 million $8.9 million, respectively, was included in Professional fees – legal, for expenses related to the Law Firm in the condensed consolidated statements of operations. The amounts are related to the payment of Law Firm expenses as noted above.

In addition, during fiscal year 2023, the Company issued an unsecured promissory note in an aggregate principal amount of $4.95 million to the Law Firm, to provide general operational funding (the “Law Firm Loan”). The aggregate unpaid principal amount of this promissory note is due 24 months from the date of the most recent advance from the Second Amended and Restated First Lien Credit Agreement is made. As of June 30, 2024, this promissory note is due on January 15, 2026. This promissory note does not carry interest and is payable by the Company at any time, without prepayment penalties, fees, or other expenses. On March 4, 2024, the Board authorized the partial repayment of the Law Firm Loan in the amount of $0.4 million, which funds were to be used for the express purpose of paying property taxes on real property owned and pledged by the MSP Principals to HPH as collateral in connection with the Working Capital Credit Facility.

For the three and six months ended June 30, 2024, $3.4 thousand and $42.6 thousand, respectively, were included in cost of revenue for expenses related to the Law Firm in the condensed consolidated statements of operations. For the three and six months ended June 30, 2023, no amounts of cost of revenue for expenses related to the Law Firm were included in the condensed consolidated statements of operations.

The Law Firm may also collect and/or hold cash on behalf of the Company in the ordinary course of business. As of June 30, 2024 and December 31, 2023, $0.9 million and $0.8 million, respectively, was due from the Law Firm and included in the condensed consolidated balance sheets in Affiliate Receivable. In addition, the Company rents office space from the Law Firm as discussed in Note 8, Leases.

MSP Recovery Aviation, LLC

The Company may make payments related to operational expenses on behalf of its affiliate, MSP Recovery Aviation, LLC (“MSP Aviation”). The Company has made payments in the periods of the financial statements only related to specifically billed flights. As of both June 30, 2024 and December 31, 2023, $0.2 million was due from MSP Aviation and included in the condensed consolidated balance sheets in Affiliate Receivable. For the three and six months ended June 30, 2024, $46.6 thousand and $91.7 thousand was included in General and Administrative expenses related to MSP Aviation in the condensed consolidated statements of operations. For the three and six months ended June 30, 2023, there were no expenses related to MSP Aviation included in the condensed consolidated statements of operations.

Funds Held for Other Entities

The Company may collect and/or hold cash on behalf of its affiliates in the ordinary course of business. As of both June 30, 2024 and December 31, 2023, $19.8 million was due to affiliates of the Company and included in the condensed consolidated balance sheets in Affiliate Payable. These amounts were primarily due to Series MRCS, and will be repaid either through excess cash flows from operations or other financing. The Company also has a note payable with Series MRCS, which as of both June 30, 2024 and

December 31, 2023, the balance was $0.5 million and included in the condensed consolidated balance sheets in Claims financing obligation and notes payable.

As of both June 30, 2024 and December 31, 2023, there were additional receivables from other affiliates of $0.2 million. These were included in the condensed consolidated balance sheets in Affiliate Receivable.

VRM MSP

The Company concluded that VRM MSP is a related party due to ownership interests in the entity held by the MSP Recovery and Series MRCS. For the three and six months ended June 30, 2024 and 2023, the Company recorded $76.1 million and $149.5 million, and $54.3 million and $91.4 million, respectively, for interest expense related to the VRM Full Return and Virage MTA Amendment.

Virage

As discussed in Note 4, Asset Acquisitions, the Initial Virage Warrant, as amended, was issued effective January 1, 2024. Until our obligations to Virage are paid in full, the Company has the option every month to continue to pay Virage in one or a combination of: (a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and/or (b) the issuance of subsequent Monthly Virage Warrants.

Refer to Note 4, Asset Acquisitions, for the listing of warrants issued during the three and six months ended June 30, 2024.

Pursuant to a purchase agreement dated March 4, 2024, and as disclosed on a Form 4 dated March 4, 2024 filed by Mr. John H. Ruiz, the Company’s Chief Executive Officer, the Company issued 438,596 unregistered shares of Class A Common Stock to Virage in satisfaction of certain obligations of the Company, which shares were subsequently purchased from Virage by Mr. Ruiz.

Working Capital Credit Facility Collateral

Pursuant to the Second Amended and Restated First Lien Credit Agreement, and in order to secure those additional advances of Term Loan B beginning in January 2024, the Company approved for Messrs. John H. Ruiz and Frank C. Quesada to provide, as additional collateral, the following: (i) a pledge of the equity interests in an Affiliate of Messrs. John H. Ruiz and Frank C. Quesada; (ii) a mortgage on real property owned by an Affiliate of Messrs. John H. Ruiz and Frank C. Quesada (the “Mortgage”), and (iii) a personal guaranty by Messrs. John H. Ruiz and Frank C. Quesada, as primary obligors, guaranteeing those additional advances of Term Loan B beginning in January 2024 (the “Personal Guaranty”). On December 22, 2023, our Board approved the Company's payment of certain costs and fees (including legal fees) on behalf of John H. Ruiz and Frank C. Quesada, associated with the mortgage granted in connection with said guaranty, totaling $0.1 million. On March 4, 2024, the Board authorized the partial repayment of the Law Firm Loan in the amount of $0.4 million, which funds were to be used for the express purpose of paying property taxes on real property owned and pledged by the MSP Principals to HPH as collateral in connection with the Working Capital Credit Facility.

On August 2, 2024, Subrogation Holdings entered into a letter agreement to amend the Second Amended and Restated Credit Agreement (the “HPH Letter Agreement”) with HPH, which: (i) extended the period to draw up to $23.3 million (with a 40% original issue discount) for working capital, accessible in eight tranches of $1.75 million, that can be drawn at least one month apart, until September 2025; and (ii) provides for a $3.3 million loan (with a 40% original issue discount) to be funded by August 31, 2024 for the purpose of acquiring additional Claims (the “New Claims”) that will further collateralize the Working Capital Credit Facility (collectively, (i) and (ii) the “Operational Collection Floor”). Pursuant to the HPH Letter Agreement, Term Loan A and Term Loan B of the Working Capital Credit Facility are subordinated to the Operational Collection Floor and collateralized by the New Claims. Once (x) the principal amount of the Operational Collection Floor has been repaid in full (including any original issue discount), or (y) the drawn amounts under the Operation Collection Floor as of December 31, 2024 are repaid in full (on a drawn and funded basis) on a dollar per dollar basis by such date, HPH shall fully release the Mortgage and the Personal Guarantee.

Note 15. RELATED PARTY TRANSACTIONS

Loans from Related Parties

During the year ended December 31, 2022, the Company issued an unsecured promissory note in an aggregate principal amount of $112.8 million (the “Promissory Note”) to John H. Ruiz and Frank C. Quesada, the Company’s Chief Executive Officer and director and Chief Legal Officer and director, respectively (collectively, the “MSP Principals”), in exchange for the MSP Principals agreeing to provide cash to pay transaction costs related to the Merger, pay down affiliate payable balances, and provide operating cash to the Company. In addition to the amounts in the Promissory Note, at the merger date with LCAP, the MSP Principals contributed $13.0 million through funds that had been loaned to VRM MSP to cover related service fees. The Promissory Note as well as the amount contributed at the merger date bears interest at an annual rate of 4%, payable in kind, and will mature on the four-year anniversary of the issuance. The Promissory Note is payable by the Company at any time, without prepayment penalties, fees, or other expenses. During the years ended December 31, 2023 and 2022, the Company recorded $5.0 million and $2.7 million, respectively, of interest expense related to the Promissory Note.

A portion of the proceeds under the Promissory Note in an amount equal to $36.5 million was advanced to the Law Firm, an affiliate of certain Members, for certain operating expenses pursuant to a legal services agreement. This amount is reflected in prepaid expenses and other current assets within the consolidated balance sheets and had a balance of $7.7 million and $26.9 million as of December 31, 2023 and 2022. The advances of Law Firm expenses are reflected in Professional fees - legal within the consolidated statement of operations. The advances are expensed as incurred, as the Company does not have recourse to any amounts incurred should Law Firm fail to secure recoveries, although it does have recourse to any amounts advanced that have not been incurred as an expense.

Under the legal services agreement, Company shall advance certain of Law Firm’s monthly expenses, including payroll and overhead; however, should Law Firm earn fees under the legal service agreements (the “Existing LSAs”) noted below, net of pre-existing obligations including payments to co-counsel sufficient to cover its monthly expenses, Company is entitled to reimbursement of the advance of said monthly expenses. Further, to the extent that Law Firm earns a surplus of fees in excess of its monthly expenses, said surplus shall be used to reimburse past amounts of Law Firm’s monthly expenses that Company advanced. For the years ended December 31, 2023 and 2022, approximately $19.2 million and $9.6 million, respectively, of the $36.5 million advanced by the Company to the Law Firm has been incurred for expenses pursuant to the legal services agreement.

Legal Services – Law Firm

Certain Company entities have previously entered into the Existing LSAs with the Law Firm, an affiliate of certain Members, for the recovery of Claims. Pursuant to the terms of the Existing LSAs, the Law Firm provides the Company with investigation, case management, research and legal services in the pursuit of recovery of Claims in exchange for a portion of the recovered proceeds relating to such Claims. The Existing LSAs also provide that the Law Firm serves as lead counsel or co-lead counsel for any litigation relating to such Claims. As of December 31, 2023 there was no amount due, as amounts paid through the prepaid noted above had covered amounts of existing LSAs due to the Law Firm for Claim recoveries. For the years ended December 31, 2023 and 2022, $19.2 million and $29.7 million, respectively, was included in Professional fees - legal for expenses related to the Law Firm in the consolidated statements of operations. The amounts are related to the payment of Law Firm expenses as noted above. For the year ended December 31, 2022, the Company issued Class A common stock shares to the Law Firm employees, which were deemed to be share based compensation. As such $20.1 million of expense was included within Professional fees - Legal for expenses related to the Law Firm in the consolidated statements of operations for the year ended December 31, 2022.

In addition, during fiscal year 2023, the Company issued an unsecured promissory note in an aggregate principal amount of $4.95 million to the Law Firm, to provide general operational funding (the “Law Firm Loan”). The aggregate unpaid principal amount of this promissory note is due 24 months from the date of the last advance from the Second Amended and Restated First Lien Credit Agreement is made. This promissory note does not carry interest and is payable by the Company at any time, without prepayment penalties, fees, or other expenses. On March 4, 2024, the Board authorized the partial repayment of the Law Firm Loan in the amount of $0.4 million, which funds were to be used for the express purpose of paying property taxes on real property owned and pledged by the MSP Principals to HPH as collateral in connection with the Working Capital Credit Facility.

For the years ended December 31, 2023 and 2022, $0.3 million and $0.4 million, respectively, were included in cost of Claims recoveries for expenses related to the Law Firm in the consolidated statements of operations. For the year ended December 31, 2021, no amounts of cost of Claims recoveries for expenses related to the Law Firm were included in the consolidated statements of operations.

The Law Firm may also collect and/or hold cash on behalf of the Company in the ordinary course of business. As of December 31, 2023 and 2022, $0.8 million and $2.1 million, respectively, was due from the Law Firm and included in the consolidated balance sheets in Affiliate Receivable. In addition, the Company rents office space from the Law Firm as discussed in Note 8, Leases.

MSP Recovery Aviation, LLC

The Company may make payments related to operational expenses on behalf of its affiliate, MSP Recovery Aviation, LLC (“MSP Aviation”). The Company has made payments in the periods of the financial statements only related to specifically billed flights. As of both December 31, 2023 and 2022, $0.2 million was due from MSP Aviation and included in the consolidated balance sheets in Affiliate Receivable. For the years ended December 31, 2023 and 2022, $0.2 million, $0.4 million, respectively, was included in General and Administrative expenses related to MSP Aviation in the consolidated statements of operations. For the year ended December 31, 2021, the amount was included in General and Administrative expenses related to MSP Aviation in the consolidated statements of operation.

Funds Held for Other Entities

The Company may collect and/or hold cash on behalf of its affiliates in the ordinary course of business. As of both December 31, 2023 and 2022, $19.8 million was due to affiliates of the Company and included in the consolidated balance sheets in Affiliate Payable. These amounts were primarily due to Series MRCS, and will be repaid either through excess cash flows from operations or other financing. During the year ended December 31, 2021, the Company also entered into a note payable with Series MRCS as outlined in Note 7, Intangible Assets, Net. As of both December 31, 2023 and December 31, 2022, the balance of the note payable was $0.5 million and included in the consolidated balance sheets in Claims financing obligation and notes payable.

As of December 31, 2023 and 2022, there were additional receivables from other affiliates of $0.2 million and $0.1 million, respectively. These were included in the consolidated balance sheets in Affiliate Receivable.

VRM

Historically, MSP Recovery has received Claims recovery service income for services provided to VRM MSP. The Company concluded that VRM MSP is a related party due to ownership interests in the entity held by Series MRCS. During the years ended December 31, 2022 and 2021, $10.6 and $11.5 million, respectively, of claims recovery service income was received from VRM MSP as part of the servicing agreement and was included in the consolidated statements of operations. There was no Claims recovery service income for services provided to VRM MSP for the year ended December 31, 2023.

For the years ended December 31, 2023 and 2022, the Company recorded $221.4 million and $81.9 million, respectively, for interest expense related to the VRM Full Return and Virage MTA Amendment. Prior the Business Combination, the Company had not guaranteed the VRM Full Return therefore no amount of interest was recorded by prior to Business Combination.

Working Capital Credit Facility Collateral

Pursuant to the Second Amended and Restated First Lien Credit Agreement, and in order to secure those additional advances of Term Loan B beginning in January 2024, the Company approved for Messrs. John Ruiz and Frank Quesada to provide, as additional collateral, the following: (i) a pledge of the equity interests in an Affiliate of Messrs. John Ruiz and Frank Quesada; (ii) a mortgage on real property owned by an Affiliate of Messrs. John Ruiz and Frank Quesada, and (iii) a personal guaranty by Messrs. John Ruiz and Frank Quesada, as primary obligors, guaranteeing those additional advances of Term Loan B beginning in January 2024. On December 22, 2023, our Board approved the Company's payment of certain costs and fees (including legal fees) on behalf of John H. Ruiz and Frank C. Quesada, associated with the mortgage granted in connection with said guaranty, totaling $0.1 million. On March 4, 2024, the Board authorized the partial repayment of the Law Firm Loan in the amount of $0.4 million, which funds were to be used for the express purpose of paying property taxes on real property owned and pledged by the MSP Principals to HPH as collateral in connection with the Working Capital Credit Facility.